Document and Entity Information	Feb. 19, 2021
Cover [Abstract]
Entity Registrant Name	MASCO CORP /DE/
Amendment Flag	false
Entity Central Index Key	0000062996
Document Type	8-K
Document Period End Date	Feb. 19, 2021
Entity Incorporation State Country Code	DE
Entity File Number	1-5794
Entity Tax Identification Number	38-1794485
Entity Address, Address Line One	17450 College Parkway
Entity Address, City or Town	Livonia
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48152
City Area Code	(313)
Local Phone Number	274-7400
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $1.00 par value
Trading Symbol	MAS
Security Exchange Name	NYSE
Entity Emerging Growth Company	false